As filed with the Securities and Exchange Commission on April 12, 2010
                      1933 Act File No. 333-151541
1940 Act File No.  811-22205

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM  N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[X]
Pre-Effective Amendment No.		[ ]
Post-Effective Amendment No.	7	[X]

	AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[X]
Amendment No.	8	[X]

Genworth Variable Insurance Trust

(Exact Name of Registrant as Specified in Charter)

2300 Contra Costa Blvd., Suite 600
Pleasant Hill, CA 94523-3967

(Address of Principal Executive Offices) (Zip Code)

(800) 664-5345

(Registrant’s Telephone Number, Including Area Code)

Carrie E. Hansen
Genworth Variable Insurance Trust
2300 Contra Costa Blvd., Suite 600
Pleasant Hill, CA 94523-3967

(Name and Address of Agent for Service of Process)

With copy to:
Michael P. O’Hare, Esq.
Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103

It is proposed that this filing will become effective (check appropriate box):

[ ]	immediately upon filing pursuant to paragraph (b).
[X]	on _April 30, 2010 pursuant to paragraph (b).
[ ]	60 days after filing pursuant to paragraph (a)(1).
[ ]	on (date) pursuant to paragraph (a)(1).
[ ]	75 days after filing pursuant to paragraph (a)(2).
[ ]	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate check the following box:
[X ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE
Designation of New Effective Date for Previously Filed Post-Effective Amendment

Post-Effective Amendment No. 6 (the “Amendment”) was filed pursuant to Rule 485(a)(1) under the Securities Act of 1933 on February 12, 2010 and pursuant to Rule 485(a)(1) would have become effective on April 13, 2010.

This Post-Effective Amendment No. 7 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating April 30, 2010 as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 7 incorporates by reference the information contained in Parts A, B and C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 7 to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of Pleasant Hill, and the State of California, on April 12, 2010.

GENWORTH VARIABLE INSURANCE TRUST
By:	/s/ Carrie E. Hansen*
Carrie E. Hansen, President

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ Carrie E. Hansen*
Carrie E. Hansen	President	April 12, 2010

/s/ Starr E. Frohlich
Starr E. Frohlich	Vice President and Treasurer	April 12, 2010

/s/ Gurinder S. Ahluwalia*
Gurinder S. Ahluwalia	Trustee	April 12, 2010

/s/ Geoffrey S. Stiff*
Geoffrey S. Stiff	Trustee	April 12, 2010

/s/ David M. Dunford*
David M. Dunford	Trustee	April 12, 2010

/s/ Paul S. Feinberg*
Paul S. Feinberg	Trustee	April 12, 2010

/s/ John A. Fibiger*
John A. Fibiger	Trustee	April 12, 2010

*By:	/s/ Christine Villas-Chernak
Christine Villas-Chernak
Attorney-in-Fact (Pursuant to a Power-of-Attorney previously filed and incorporated herein by reference)